REVENUE - SECURITIZE, INC. AND SUBSIDIARIES (Tables) - Securitize, Inc. and Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue
The following table summarizes revenues from our major solutions/service offerings:

	For the Year Ended December 31,
	2025	2024
Tokenization	$37,411,171	$10,103,109
Asset Servicing	24,740,969	8,533,061
Total	$62,152,140	$18,636,170

The following table summarizes revenues from our major solutions/service offerings:

	For the Three Months Ended March 31,
	2026	2025
Tokenization	$11,135,205	$11,261,663
Asset Servicing	8,343,261	2,772,356
Total	$19,478,466	$14,034,019

Contract with Customer, Contract Asset, Contract Liability, and Receivable
The table below summarizes changes in contract assets for the three months ended March 31, 2026:

March 31, 2026
Beginning balance – December 31, 2025	$15,271,214
Revenue recognized	10,539,342
Reclassified to accounts receivable	(11,991,344)
Ending balance – March 31, 2026	$13,819,212
The table below summarizes changes in deferred revenue for the three months ended March 31, 2026:

March 31, 2026
Beginning balance – December 31, 2025	$6,503,357
Revenue deferred	3,657,704
Revenue recognized	(8,658,401)
Ending balance – March 31, 2026	$1,502,660
The following table shows contract assets as of the dates below:

	December 31,
	2025	2024
Beginning balance	$4,768,725	$—
Revenue recognized	35,637,032	4,885,901
Reclassified to accounts receivable	(25,134,543)	(117,176)
Ending balance	$15,271,214	$4,768,725
The following table shows deferred revenue as of the dates below:

	December 31,
	2025	2024
Beginning balance	$3,075,369	$461,208
Revenue deferred	33,199,862	3,286,767
Revenue recognized	(29,771,874)	(672,606)
Ending balance	$6,503,357	$3,075,369